ADVANCES TO SUPPLIERS	12 Months Ended
Dec. 31, 2025
Advances do Suppliers [Abstract]
ADVANCES TO SUPPLIERS
10 ADVANCES TO SUPPLIERS

	12/31/2025	12/31/2024
Forestry development program	2,788,262	2,503,537
Advance to suppliers - others	76,818	92,133
	2,865,080	2,595,670

Current	76,818	92,133
Non-current	2,788,262	2,503,537
The forestry development program consists of an incentive partnership for regional forest production, where independent producers plant eucalyptus on their own land to supply agricultural wood products to the Company. Suzano provides eucalyptus seedlings, input subsidies and cash advances, and the latter are not subject to valuation at their present value since they will be settled in volume standing or cut wood. In addition, the Company supports producers by providing technical advice on forest management but does not have joint control over decisions effectively implemented. At the end of the production cycles, the Company has a contractually guaranteed right to make an offer to purchase the forest and/or wood at its market value. However, this right does not prevent producers from negotiating the sale of the forest and/or wood with other market participants, provided the incentive amounts are fully paid.